Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Components of Loss before Provision for (Benefit from) Income Taxes

The components of loss before the provision for (benefit from) income taxes were as follows (in thousands):

	Year ended June 30,
	2018	2019
Domestic	$(7,185)	$(7,470)
Foreign	-	-

Total	$(7,185)	$(7,470)

Components of Provision for (Benefit from) Income Taxes

The components of provision for (benefit from) income taxes were as follows (in thousands):

	Year ended June 30,
	2018	2019
Current:
Federal	$-	$-
State	10	20
Foreign		-

Total current	10	20

Deferred:
Federal	-	(142)
State	-	(34)
Foreign	-	-

Total deferred	-	(176)

Provision for (benefit from) income taxes	$10	$(156)

Difference between Income Taxes Computed At Federal Statutory Rate and Provision for (Benefit from) Income Taxes

The items accounting for the difference between the income taxes computed at the federal statutory rate and the provision for (benefit from) income taxes consisted of the following (in thousands):

	Year ended June 30,
	2018	2019
Expected benefit at U.S. Federal statutory rate	$(1,976)	$(1,569)
Stock-based compensation	297	390
Federal and state R&D credits	(909)	(2,111)
Deferred tax asset re-measurement due to Tax Reform	12,227	-
Change in valuation allowance	(9,753)	3,029
Other	124	105

Provision for income tax expense (benefit)	$10	$(156)

Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities were as follows as of June 30, 2018 and 2019, (in thousands):

	June 30,
	2018	2019
Deferred tax assets:
Accruals and reserves	$916	$1,631
Deferred revenue	33	84
Property and equipment	73	-
Stock-based compensation	285	700
Net operating loss carryforwards	26,027	26,690
Research and development credits	3,056	5,649

Total deferred tax assets before valuation allowance	30,390	34,754
Valuation allowance	(29,590)	(33,253)

Deferred tax assets	$800	$1,501

Deferred tax liabilities:
Deferred contract costs	$(800)	$(1,229)
Property and equipment	-	(143)
Other	-	(129)

Total deferred tax liabilities	$(800)	$(1,501)

Net deferred tax assets (liabilities)	$-	$-

Reconciliation of Unrecognized Tax Benefits

Below is the reconciliation of the unrecognized tax benefits (in thousands):

	June 30,
	2018	2019
Balance at the beginning of the year	$835	$1,457
Additions based upon tax positions related to the current year	-	1,028
Additions based upon tax positions related to the prior year	622	207

Balance at the end of the year	$1,457	$2,692